Income Taxes - Reconciliation of Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Major components of tax expense (income) [abstract]
Combined Canadian federal and provincial income tax rate applied to income before income taxes	$ 2,097	$ 2,188
Earnings of foreign subsidiaries	(199)	(136)
Tax-exempt income	(156)	(150)
Changes in income tax rate on deferred tax balances	(4)	1
Impact of equity-accounted income	(13)	(13)
Other (including Enron settlement)	5	(14)
Income tax expense	$ 1,730	$ 1,876
Combined Canadian federal and provincial income tax rate applied to income before income taxes, percentage	26.30%	26.30%
Earnings of foreign subsidiaries, percentage	(2.50%)	(1.60%)
Tax-exempt income, percentage	(2.00%)	(1.80%)
Impact of equity-accounted income, percentage	(0.20%)	(0.20%)
Other	0.10%	(0.20%)
Income taxes in the consolidated statement of income, percentage	21.70%	22.50%